February 7, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:        Timothy Plan

File No. (033-73248) (CIK No. 0000916490)

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, the Timothy Plan (the “Trust”) certifies that:

a.	the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust’s registration statement on Form N-1A; and
b.	the text of the most recent post-effective amendment to the Trust’s registration statement was filed with the Commission via EDGAR on January 31, 2011.

Very truly yours,

Timothy Plan

By:	/s/ Arthur D Ally

    Arthur D Ally

      President